Pension and Postretirement Benefits - Schedule of Movements in Projected Benefit Obligation (Detail) (Pension plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension plans [Member]
Schedule Of Movements In Projected Benefit Obligation P B O Line Items
Benefit obligation at beginning of year	$ 120,906	$ 146,735	$ 156,880
Service cost	4,328	5,684	6,986
Interest cost	9,859	11,451	12,568
Obligations arising from acquisitions and other	8,472	10,211	762
Benefits paid	(16,535)	(12,582)	(15,085)
Actuarial loss (gain)	13,223	2,416	(4,505)
Plan amendments	3,290	274	8,852
Curtailment gain	(2,999)	(38,226)	(18,237)
Translation difference	7,214	(5,057)	(1,486)
Benefit obligation at beginning of year	$ 147,758	$ 120,906	$ 146,735